Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Change in Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$3,261	$2,929	$170	$181
Service cost	129	119	5	4
Interest cost	168	169	7	9
Plan participants’ contributions	–	–	10	13
Actuarial loss (gain)	681	177	(26)	(15)
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Federal subsidy on benefits paid	–	–	2	3
Benefit obligation at end of measurement period (a)	$4,096	$3,261	$142	$170
Change in Fair Value of Plan Assets
Fair value at beginning of measurement period	$2,103	$2,305	$120	$131
Actual return on plan assets	305	(90)	–	–
Employer contributions	56	21	1	1
Plan participants’ contributions	–	–	10	13
Lump sum settlements	(33)	(28)	–	–
Benefit payments	(110)	(105)	(26)	(25)
Fair value at end of measurement period	$2,321	$2,103	$105	$120
Funded (Unfunded) Status	$(1,775)	$(1,158)	$(37)	$(50)
Components of the Consolidated Balance Sheet
Current benefit liability	$(23)	$(21)	$–	$–
Noncurrent benefit liability	(1,752)	(1,137)	(37)	(50)
Recognized amount	$(1,775)	$(1,158)	$(37)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(2,152)	$(1,746)	$84	$67
Net prior service credit (cost)	21	25	–	–
Recognized amount	$(2,131)	$(1,721)	$84	$67

(a)	At December 31, 2012 and 2011, the accumulated benefit obligation for all pension plans was $3.8 billion and $3.0 billion, respectively.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2012	2011
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$4,096	$3,261
Fair value of plan assets	2,321	2,103
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	3,776	2,986
Fair value of plan assets	2,321	2,066

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Cost
Service cost	$129	$119	$93	$5	$4	$7
Interest cost	168	169	155	7	9	11
Expected return on plan assets	(191)	(207)	(215)	(2)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization	(4)	(9)	(12)	–	–	–
Actuarial loss (gain) amortization	161	125	64	(7)	(6)	(5)
Net periodic benefit cost	$263	$197	$85	$3	$2	$8
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(567)	$(474)	$(203)	$24	$10	$6
Net actuarial loss (gain) amortized during the year	161	125	64	(7)	(6)	(5)
Net prior service credit (cost) arising during the year	–	–	–	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(4)	(9)	(12)	–	–	–
Total recognized in other comprehensive income (loss)	$(410)	$(358)	$(151)	$17	$4	$1
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(673)	$(555)	$(236)	$14	$2	$(7)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 are $264 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2013 is $(11) million.

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2012	2011
Discount rate (a)	4.1%	5.1%	3.1%	4.3%
Rate of compensation increase (b)	4.1	4.1	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			8.0	12.0
Effect on accumulated postretirement benefit obligation
One percent increase			$5	$8
One percent decrease			(5)	(8)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 15.9, 12.2 and 7.2 years, respectively, for 2012, and 14.8, 11.4 and 7.7 years, respectively, for 2011.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.0 percent by 2019 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Discount rate (a)	5.1%	5.7%	6.2%	4.3%	4.9%	5.6%
Expected return on plan assets (b)	8.0	8.3	8.5	2.3	3.5	3.5
Rate of compensation increase (c)	4.1	4.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	8.0%
After age 65				12.0	14.0	14.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2012, and 14.0, 11.0 and 7.7 years, respectively, for 2011.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2012 expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2012			2011			2012	2011
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$119	$–	$–	$23	$–	$–	$105	$120
Debt securities	151	114	7	63	36	7	–	–
Corporate stock
Domestic equity securities	275	–	–	232	–	–	–	–
Mid-small cap equity securities	173	–	–	159	–	–	–	–
International equity securities	285	–	–	250	–	–	–	–
Real estate equity securities	132	–	–	103	–	–	–	–
Collective investment funds
Domestic equity securities	–	400	–	–	509	–	–	–
Mid-small cap equity securities	–	59	–	–	53	–	–	–
Emerging markets equity securities	–	61	–	–	51	–	–	–
International equity securities	–	362	–	–	455	–	–	–
Mutual funds
Money market	–	7	–	–	6	–	–	–
Debt securities	–	129	–	–	127	–	–	–
Emerging markets equity securities	–	71	–	–	50	–	–	–
Other	–	(7)	3	–	(7)	6	–	–
Total (a)	$1,135	$1,196	$10	$830	$1,280	$13	$105	$120

(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million at December 31, 2012 and 2011, under security lending arrangements.

Summarizes the Changes for all Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2012		2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$7	$6	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	1	(2)	—	(9)	3	—
Purchases, sales, and settlements, net	(1)	(1)	(1)	9	(2)	—
Balance at end of period	$7	$3	$7	$6	$8	$6

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy Receipts
2013	$161	$16	$2
2014	166	16	2
2015	174	17	2
2016	184	17	2
2017	190	17	3
2018 — 2022	1,096	80	14

(a)	Net of expected retiree contributions and before Medicare Part D subsidy.